FORM 13F COVER PAGE


Report for Quarter Ended:  December 31, 2005
Institutional Investment Manager Filing this report:

Name:      Cook Michael W. Asset Management
Address:   6000 Poplar Avenue Suite 220
	   Memphis, TN 38119

13F File Number:  28-3489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:      Andrew G. Taylor
Title:        President
Phone:      901-333-6980
Signature, Place, and Date of Signing:

	Andrew G. Taylor           Memphis, Tennessee             November 8, 2005

Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING
THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corporation               COM              001084102    29586  1785534 SH       SOLE                  1785534
Affiliated Managers Group      COM              008252108    33157   413166 SH       SOLE                   413166
America Svc Group              COM              02364L109    24455  1541918 SH       SOLE                  1541918
Andrew Corporation             COM              034425108    27675  2579213 SH       SOLE                  2579213
Atlantis Plastics Inc.         COM              049156102     4500   620758 SH       SOLE                   620758
Caraustar Industries           COM              140909102    19914  2291546 SH       SOLE                  2291546
Cascade Corp.                  COM              147195101    34446   734295 SH       SOLE                   734295
Columbia Sportswear Co.        COM              198516106    24425   511739 SH       SOLE                   511739
Darling International          COM              237266101    23477  5913580 SH       SOLE                  5913580
Flowserve Corp.                COM              34354P105    43061  1088511 SH       SOLE                  1088511
Gainsco Inc.                   COM              363127200      469    61816 SH       SOLE                    61816
IDEX Corp.                     COM              45167R104     5964   145082 SH       SOLE                   145082
Lubrizol Corporation           COM              549271104    33525   771926 SH       SOLE                   771926
Newfield Exploration Co.       COM              651290108    40350   805863 SH       SOLE                   805863
Newport Corp.                  COM              651824104    34628  2557462 SH       SOLE                  2557462
OGE Energy Corp.               COM              670837103    26392   985147 SH       SOLE                   985147
Pier 1 Imports Inc.            COM              720279108    14085  1613358 SH       SOLE                  1613358
Polaris Industries Inc.        COM              731068102    23186   461872 SH       SOLE                   461872
Quanex Corporation             COM              747620102    30070   601761 SH       SOLE                   601761
Russell 2000 Index Fund        COM              464287655     9972   149460 SH       SOLE                   149460
Smithfield Foods Inc.          COM              832248108    37457  1224076 SH       SOLE                  1224076
Sport-Haley Inc.               COM              848925103      982   197937 SH       SOLE                   197937
Tractor Supply Co.             COM              892356106    26158   494099 SH       SOLE                   494099
Trinity Industries Inc.        COM              896522109    44614  1012346 SH       SOLE                  1012346
URS Corporation                COM              903236107    39640  1053971 SH       SOLE                  1053971
Washington Federal Inc.        COM              938824109    30158  1311794 SH       SOLE                  1311794
Federal Home Loan Mtg. Pfd.F   PFD              313400863      310     7150 SH       SOLE                     7150